Summary of Reconciliation of Statement of Operations (Detail) - BRL (R$) R$ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Net operating revenue	R$ 11,213,566		R$ 11,998,389		R$ 23,789,654		R$ 25,996,423		R$ 27,353,765
Cost of sales and/or services	(7,839,452)		(7,792,573)		(15,676,216)		(16,741,791)		(16,250,083)
Gross profit	3,374,114		4,205,816		8,113,438		9,254,632		11,103,682
Operating expenses/income
Net operating revenue	11,213,566		11,998,389		23,789,654		25,996,423		27,353,765
Cost of sales and/or services	(7,839,452)		(7,792,573)		(15,676,216)		(16,741,791)		(16,250,083)
Gross profit	3,374,114		4,205,816		8,113,438		9,254,632		11,103,682
Selling expenses	(2,337,920)		(2,119,432)		(4,399,936)		(4,383,163)		(4,719,811)
General and administrative expenses	(1,290,071)		(1,574,597)		(3,064,252)		(3,687,706)		(3,912,178)
Other operating income (expenses), net	425,738		100,625		(1,043,922)		(1,237,085)		(2,294,320)
Reorganization Items	(16,309,072)		275,425		2,371,918		9,005,998
Profit (loss) before financial income (expenses) and taxes									177,373
Financial income (expenses)	(447,955)		(1,353,289)		(1,612,058)		(4,375,309)		(6,724,489)
Income (loss) before taxes	16,032,978	[1]	(1,016,302)	[1]	(4,378,648)	[2]	(13,434,629)	[2]	(6,547,116)	[2]
Income (loss) from continuing operations	(24,632)		261,607		350,987		(2,245,113)		(3,379,928)
Loss from continuing operations	16,008,346		(754,695)		(4,027,661)		(15,679,742)		(9,927,044)
Loss from discontinuing operations									(867,139)
Loss for the year	16,008,346		(754,695)		(4,027,661)		(15,679,742)		(10,794,183)
Net income (loss) attributable to owners of the Company	16,000,786		(723,171)		(3,736,518)		(15,502,132)		(10,381,490)
Net income (loss) attributable to non-controlling interests	7,560		(31,524)		R$ (291,143)		R$ (177,610)		(412,693)
Scenario, Previously Reported
Net operating revenue	11,213,566								27,353,765
Cost of sales and/or services	(7,839,452)								(16,250,083)
Gross profit	3,374,114								11,103,682
Operating expenses/income
Net operating revenue	11,213,566								27,353,765
Cost of sales and/or services	(7,839,452)								(16,250,083)
Gross profit	3,374,114								11,103,682
Selling expenses	(2,337,920)								(4,719,811)
General and administrative expenses	(1,290,071)								(3,912,178)
Other operating income (expenses), net	425,738								(1,258,654)
Reorganization Items	16,309,072
Operating Expenses (Income)	13,106,819
Profit (loss) before financial income (expenses) and taxes	16,480,933								1,213,039
Financial income (expenses)	(447,955)								(6,538,008)
Income (loss) before taxes	16,032,978								(5,324,969)
Income (loss) from continuing operations	(24,632)								(3,379,928)
Loss from continuing operations	16,008,346								(8,704,897)
Loss from discontinuing operations									(867,139)
Loss for the year									(9,572,036)
Net income (loss) attributable to owners of the Company									(9,159,343)
Net income (loss) attributable to non-controlling interests									(412,693)
Restatement Adjustmenta [Member]
Net operating revenue	(8,904)
Gross profit	(8,904)
Operating expenses/income
Net operating revenue	(8,904)
Gross profit	(8,904)
Selling expenses	(54,574)
Other operating income (expenses), net									(976,215)
Operating Expenses (Income)	(54,574)
Profit (loss) before financial income (expenses) and taxes	(63,478)								(976,215)
Financial income (expenses)									(186,481)
Income (loss) before taxes	(63,478)								(1,162,696)
Income (loss) from continuing operations	21,582
Loss from continuing operations	(41,896)								(1,162,696)
Loss for the year									(1,162,696)
Net income (loss) attributable to owners of the Company									(1,162,696)
Restatement AdjustmentB [Member]
Net operating revenue	11,204,662		11,998,389
Cost of sales and/or services	(7,839,452)		(7,792,573)
Gross profit	3,365,210		4,205,816
Operating expenses/income
Net operating revenue	11,204,662		11,998,389
Cost of sales and/or services	(7,839,452)		(7,792,573)
Gross profit	3,365,210		4,205,816
Selling expenses	(2,392,494)		(2,119,432)
General and administrative expenses	(1,290,071)		(1,574,597)
Other operating income (expenses), net	425,738		100,625						(59,451)
Reorganization Items	16,309,072		(275,425)
Operating Expenses (Income)	13,052,245		(3,868,829)
Profit (loss) before financial income (expenses) and taxes	16,417,455		336,987						(59,451)
Financial income (expenses)	(447,955)		(1,353,289)
Income (loss) before taxes	15,969,500		(1,016,302)						(59,451)
Income (loss) from continuing operations	(3,050)		(264,706)
Loss from continuing operations	R$ 15,966,450		R$ (751,596)						(59,451)
Loss for the year									(59,451)
Net income (loss) attributable to owners of the Company									R$ (59,451)

[1]	At June 30, 2018 and 2017 profit (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows:
[2]	At December 31, 2017, 2016 and 2015 loss before income taxes and income tax (expense) benefit for continuing operations is as follows: 2017 Brazil Foreign operations Total Loss before income taxes (3,115,832) (1,262,816) (4,378,648) Income tax benefit 311,895 39,092 350,987 Current tax (expense) (893,031) (13,049) (906,080) Deferred tax (expense) benefit 1,204,926 52,141 (*) 1,257,067 (*) The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale. 2016 Brazil Foreign operations Total Loss before income taxes (12,402,406) (1,032,222) (13,434,628) Income tax (expense) (2,054,234) (190,879) (2,245,113) Current tax (expense) (521,773) (191,041) (712,814) Deferred tax (expense) benefit (1,532,461) 162 (1,532,299) 2015 Brazil Foreign operations Total Loss before income taxes (5,650,150) (896,965) (6,547,115) Income tax (expense) (3,191,187) (188,741) (3,379,928) Current tax (expense) (589,090) (192,486) (781,576) Deferred tax (expense) benefit (2,602,097) 3,745 (2,598,352)